Vanguard® Core Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (5.2%)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	370	390
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	365	382
	Baldwin County AL Board of Education Sales Tax Revenue	3.000%	6/1/2041	945	829
[1]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	955	1,038
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	2,470	2,497
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	2,150	2,196
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	190	207
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	1,595	1,663
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	500	537
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	2,000	2,159
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,970	2,058
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	305	322
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	775	831
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	565	571
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	145	147
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	2,280	2,315
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	850	896
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	75	80
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	150	162
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	50	54
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	800	818
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	150	162
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	360	389
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	4,995	5,270
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	150	164
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	445	487
	Homewood Educational Building Authority College & University Revenue	4.000%	12/1/2037	140	135
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	50	56
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	180	196
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	550	581
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	3,415	3,634
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	102
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2046	850	905
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	75	76
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	100	105
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	100	102
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	250	268
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	125	134
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	970	1,069
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	385	407
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	2,185	2,275
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	6,055	6,170
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	665	711
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	855	890
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	1,800	1,906
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	35	37
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,400	1,497
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	250	270
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	1,000	1,098
	University of Alabama College & University Revenue	4.000%	7/1/2050	510	474
[2]	Walker County AL Board of Education Special Tax Revenue	4.250%	3/1/2054	250	233
					50,056
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	95	105
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	750	623
					728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	50	54
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	500	423
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	135	136
[3]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	115	114
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	112
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	130	131
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	470	514
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.250%	1/1/2037	415	403
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2051	1,035	728
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	275	275
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2040	555	495
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	500	565
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	1,395	1,296
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	2,000	2,044
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	65	68
[1]	Queen Creek AZ COP	5.000%	10/1/2041	1,000	1,120
[1]	Queen Creek AZ COP	5.000%	10/1/2042	1,500	1,660
[1]	Queen Creek AZ COP	5.000%	10/1/2043	265	289
[1]	Queen Creek AZ COP	5.000%	10/1/2044	170	184
[1]	Queen Creek AZ COP	5.000%	10/1/2045	200	214
[1]	Queen Creek AZ COP	5.000%	10/1/2046	160	169
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	315	339
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	3.125%	8/1/2043	135	113
					11,446
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	465	469
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	152
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2051	2,000	2,093
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	111
	Hot Springs School District No. 6 GO	2.125%	6/1/2041	50	37
	University of Arkansas College & University Revenue	5.000%	11/1/2044	115	118
	University of Arkansas College & University Revenue	5.000%	12/1/2045	300	312
					3,292
California (8.8%)
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2030	100	88
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	175	127
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	450	487
	Antelope Valley Community College District GO	0.000%	2/1/2050	100	32
[5]	Bakersfield City School District GO	3.000%	11/1/2051	1,750	1,304
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	225	225
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.530%	4/1/2036	1,250	1,252
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	1,690	1,879
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,000	1,014
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	1,365	1,497
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	1,470	1,497
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,005	1,057
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,475	1,560
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	1,205	1,311
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	900	965
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	305	332
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	4,250	4,505
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	3,380	3,567
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	1,100	1,207
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	320	326
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	3,165	3,343
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	1,445	1,463
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	2,755	2,897
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	300	318
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	755	825
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	425	462
	California GO	5.000%	8/1/2034	185	187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	565	628
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	350	391
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	335	335
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	455	394
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2042	75	70
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	300	223
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	185	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	235	215
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	955	991
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	1,000	1,078
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	1,000	1,102
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	1,087	1,085
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	1,000	976
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	505	508
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	500	512
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	500	495
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	420	428
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,000	1,023
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	315	319
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	345	300
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/2056	385	378
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	175	176
[3]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	100	100
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	100	88
	California Public Finance Authority Intergovernmental Agreement Revenue	3.000%	2/1/2050	325	246
[3]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	1,000	979
[3]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	5,265	5,027
[3]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	750	802
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	900	810
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	170	180
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	260	265
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	420	440
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	255	265
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	100	101
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	210	227
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	200	138
[3]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	300	288
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	95	114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	95	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,560	1,640
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	350	394
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	340	346
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	200	219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	235	257
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	315	355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,200	1,202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	860	974
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,130	3,335
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	415	446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	120	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	355	381
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	300	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	55	56
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	2,500	2,630
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	350	381
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,000	1,130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	95	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	285	309
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	104
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	30	33
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	355	390
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	720	769
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	430	468
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	400	446
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	80	82
	Marina Joint Powers Financing Authority Local or Guaranteed Housing Revenue	3.400%	3/1/2036	915	921
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	85	105
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	275	296
[2]	Oak Park Unified School District GO	6.750%	8/1/2031	50	59
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	4.000%	8/1/2034	110	105
	Palomar Health GO	4.000%	8/1/2035	115	108
	Palomar Health GO	4.000%	8/1/2036	100	92
	Palomar Health GO	3.000%	8/1/2037	20	16
	Palomar Health GO	0.000%	8/1/2038	50	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	80	77
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	800	833
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	895	763
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	185	188
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	140	98
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	300	337
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	370
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	335
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	20	21
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	2,495	2,661
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	305	349
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	100	106
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	195	219
[4]	Southern Mono Health Care District GO	0.000%	5/1/2034	785	598
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,220	1,317
[5]	Ukiah Public Financing Authority Intergovernmental Agreement Revenue	3.000%	3/1/2042	290	258
	University of California College & University Revenue	5.250%	5/15/2040	105	131
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	190	203
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	70	68
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2039	150	133
[1]	Wildomar CA Special Tax Revenue	5.000%	9/1/2032	100	109
[1]	Wildomar CA Special Tax Revenue	5.000%	9/1/2033	120	131
[1]	Wildomar CA Special Tax Revenue	5.000%	9/1/2035	155	170
					84,669
Colorado (2.4%)
	Adams County CO COP	4.000%	12/1/2054	100	91
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	165	174
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	175	183
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	150	154
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	500	462
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	525	499
	Colorado COP	3.000%	12/15/2036	525	503
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2036	50	50
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	365	396
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	113
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	390	415
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	3,015	3,486
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,015	1,065
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2048	260	255
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/2049	675	521
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	250	225
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	350	320
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	340	389
[3,6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.090%	2/1/2046	915	917
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	385	382
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	405	408
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	130	149
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	1,000	1,127
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	165	166
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	100	101
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	425	358
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	150	145
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	50	51
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	250	251
[5]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,950	2,010
	El Paso County School District No. 3 Widefield GO	5.250%	12/1/2055	555	587
[2]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	135	124
	Montrose CO COP (Public Works Facility Project)	5.000%	12/1/2055	100	102
	Parterre Metropolitan District No. 5 GO	6.125%	12/1/2055	840	878
	Piney Lake Trails Metropolitan District No. 1 GO	5.875%	12/1/2055	2,000	2,004
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2039	300	325
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2040	300	323
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2041	350	375
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2042	500	530
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2043	500	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2044	500	522
[5]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2045	500	517
	University of Colorado College & University Revenue	5.250%	6/1/2051	250	267
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	520	517
					23,165
Connecticut (0.4%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	150	150
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	1,605	1,605
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	160	160
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	940	1,049
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	155	166
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	50	42
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	700	754
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	100	102
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	100	100
					4,229
Delaware (0.7%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	640	652
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	110	113
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,185	1,062
[1]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2051	2,785	2,926
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	1,400	1,561
					6,314
District of Columbia (1.7%)
	District of Columbia College & University Revenue	4.000%	10/1/2042	245	232
	District of Columbia College & University Revenue	5.750%	10/1/2055	500	527
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	425	485
	District of Columbia GO	5.000%	8/1/2043	765	838
	District of Columbia GO	5.000%	8/1/2044	115	125
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	104
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	150	155
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	101
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	105	115
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	430	467
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	245	272
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	1,650	1,714
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	75	75
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	175	182
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	95	56
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	55	33
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	345	348
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2032	290	320
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	230	246
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	1,560	1,608
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	440	418
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	200	212
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	3,000	3,129
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	2,500	2,562
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	1,000	1,067
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	1,280	1,298
					16,793
Florida (4.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,435	1,072
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,055	921
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	111
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	70	71
	Broward County FL School District COP	5.000%	7/1/2032	285	313
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2039	250	256
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	130	140
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	200	178
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	6.500%	12/15/2058	100	91
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	960	1,058
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	165	186
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/2035	190	177
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	1,750	1,859
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	950	795
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2034	260	259
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	300	283
[3]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	12/15/2056	600	470
[3]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	50	52
[3]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	150	147
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	105	97
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	158
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	100	111
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	365	395
	Florida Higher Educational Facilities Financial Authority College & University Revenue	4.000%	10/1/2037	85	84
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	255	184
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	800	881
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.650%	7/1/2055	250	246
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,000	1,122
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	435	490
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	215	246
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	250	252
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	50	50
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	160	162
[3]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	565	591
[5]	Florida State Board of Governors College & University Revenue	5.000%	10/1/2042	70	76
[5]	Florida State Board of Governors Florida International University Dormitory Rev Local or Guaranteed Housing Revenue	2.000%	7/1/2041	65	46
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	50	52
[3]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	105	107
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	150	151
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	425	390
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/2054	275	245
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	100	112
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	150	115
[2]	Hillsborough County FL Miscellaneous Taxes Revenue	3.125%	10/1/2046	475	374
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	175	159
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/2055	440	330
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	85	87
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	140	142
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/2055	70	69
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	60	64
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	195	197
[2]	Marion County School Board COP	5.000%	6/1/2042	575	620
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	255	255
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	100	101
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2045	50	52
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	325	326
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	2,625	2,362
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	85	86
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	60	62
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	1,570	1,467
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	2,085	1,918
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	2,500	2,572
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/2046	200	201
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	525	531
[3]	Miami-Dade County IDA Charter School Aid Revenue	6.250%	6/1/2055	750	760
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	50	49
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	140	128
	Miami-Dade County School Board COP	5.000%	2/1/2030	250	251
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2045	50	39
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	145	147
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/2056	200	192
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2050	355	371
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,235	3,275
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	430	340
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	150	161
	Palm Beach County School District COP	5.000%	8/1/2038	240	262
[2]	Palm Beach County School District COP	5.000%	8/1/2041	725	779
	Pasco County School Board COP	5.000%	10/1/2036	125	125
[2]	Pasco County School Board COP	5.000%	8/1/2046	175	182
	Pinellas County School Board (Master Lease Program) COP	5.000%	7/1/2041	1,200	1,223
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	195	162
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	1,225	1,065
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	105	105
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2037	125	117
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	475	551
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	180	194
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2055	965	805
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,100	3,102
	Tallahassee FL Sales Tax Revenue	5.000%	10/1/2049	80	82
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	80	81
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	3,195	2,897
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	100	100
[3]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	550	555
					45,327
Georgia (2.1%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	220	220
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	1,000	1,081
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	101
[2]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	110	100
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	503
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	100	103
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	125	125
	Canton GA Water & Sewerage Water Revenue	2.000%	5/1/2050	155	86
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	7/1/2044	460	452
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	750	758
[3]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2055	500	515
[3]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2064	500	512
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	450	392
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	100	103
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2045	1,685	1,774
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	50	51
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	175	177
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2047	3,975	2,947
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	2.500%	2/15/2051	225	141
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/2041	80	75
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.700%	12/1/2055	250	246
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	225	257
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	80	83
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	100	100
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	80	80
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	500	540
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	160
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2049	200	207
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	475	478
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	395	401
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,000	1,019
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	210	220
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	305	312
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	115	122
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,315	1,396
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	1,000	1,063
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	1,000	1,059
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	220	236
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	161
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	75	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	750	811
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100	108
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	535	576
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	50	51
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	225	238
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	55	50
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	100	102
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	200	203
					20,676
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	75	80
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	85	93
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	60	63
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	100	106
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	100	109
					659
Hawaii (0.2%)
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,500	1,681
Idaho (0.4%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	100	94
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	165	184
[2]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	550	592
[2]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,850	3,056
					3,926
Illinois (6.7%)
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	15	15
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2039	915	904
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	210	216
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	1,400	1,434
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	180	182
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	500	510
[4]	Chicago Board of Education GO	0.000%	12/1/2026	250	243
[2]	Chicago Board of Education GO	5.000%	12/1/2027	800	830
	Chicago Board of Education GO	5.000%	12/1/2029	100	104
	Chicago Board of Education GO	5.000%	12/1/2030	150	154
	Chicago Board of Education GO	5.000%	12/1/2035	300	305
	Chicago Board of Education GO	5.000%	12/1/2036	500	501
	Chicago Board of Education GO	5.000%	12/1/2036	300	304
	Chicago Board of Education GO	5.000%	12/1/2040	1,000	999
	Chicago Board of Education GO	6.000%	12/1/2041	1,000	1,076
	Chicago Board of Education GO	5.000%	12/1/2042	430	425
	Chicago Board of Education GO	6.000%	12/1/2042	760	810
	Chicago Board of Education GO	6.000%	12/1/2042	1,000	1,065
	Chicago Board of Education GO	6.000%	12/1/2043	880	931
	Chicago Board of Education GO	6.000%	12/1/2044	415	436
	Chicago Board of Education GO	5.500%	12/1/2045	1,000	1,005
	Chicago Board of Education GO	5.750%	12/1/2050	1,000	1,009
	Chicago Board of Education GO	6.250%	12/1/2050	755	799
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	1,000	1,045
	Chicago IL GO	5.000%	1/1/2027	185	187
	Chicago IL GO	5.000%	1/1/2028	155	159
	Chicago IL GO	0.000%	1/1/2032	75	61
	Chicago IL GO	4.000%	1/1/2032	75	76
	Chicago IL GO	5.000%	1/1/2033	985	1,039
	Chicago IL GO	5.000%	1/1/2034	240	255
	Chicago IL GO	5.000%	1/1/2034	500	539
	Chicago IL GO	4.000%	1/1/2035	360	357
	Chicago IL GO	4.000%	1/1/2035	150	149
	Chicago IL GO	5.500%	1/1/2043	55	56
	Chicago IL GO	5.000%	1/1/2044	150	150
	Chicago IL GO, ETM	5.000%	1/1/2028	75	79
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	100	97
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2036	300	333
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2036	155	176
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	235	256
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	280	303
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	335	377
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	445	493
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	205	208
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	85	86
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	275	285
[5]	Chicago Park District GO	5.000%	1/1/2039	100	106
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	270	275
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	4.250%	12/1/2047	350	343
	Cook County IL GO	5.000%	11/15/2031	1,000	1,016
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	75	79
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2030	750	768
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/2035	110	109
[5]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2050	1,000	1,051
[5]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2055	1,000	1,043
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	265	295
[5]	Hoffman Estates Park District GO	5.000%	12/1/2030	120	128
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	60	61
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	75	78
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	160	179
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	105	118
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	100	89
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2041	180	184
	Illinois Finance Authority College & University Revenue	5.000%	5/15/2043	65	70
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2044	480	492
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	100	107
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	500	509
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	100	102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	975	970
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	700	739
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	300	300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	150	153
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	100	91
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	220	196
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	245	248
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	180	183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	525	529
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	115	115
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	200	219
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	110	124
[6]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.698%	11/1/2034	225	226
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	265	271
	Illinois Finance Authority Water Revenue	5.000%	7/1/2033	160	164
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	50	51
	Illinois GO	5.000%	6/1/2026	145	146
	Illinois GO	5.000%	5/1/2029	180	189
	Illinois GO	5.000%	3/1/2031	210	233
	Illinois GO	5.000%	5/1/2032	95	107
	Illinois GO	5.000%	12/1/2032	50	57
	Illinois GO	5.000%	5/1/2035	100	110
	Illinois GO	5.000%	5/1/2036	1,890	2,073
	Illinois GO	5.250%	3/1/2037	250	276
	Illinois GO	5.000%	5/1/2037	60	65
	Illinois GO	4.000%	7/1/2037	560	564
	Illinois GO	5.250%	5/1/2039	50	54
	Illinois GO	5.000%	5/1/2040	30	31
	Illinois GO	5.500%	10/1/2040	725	797
	Illinois GO	5.000%	5/1/2041	150	161
	Illinois GO	4.000%	10/1/2043	200	188
	Illinois GO	4.000%	10/1/2048	1,250	1,096
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	4/1/2030	60	56
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/2035	65	64
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	4/1/2056	2,000	2,302
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	370	427
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	50	50
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	150	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/2035	210	241
	Illinois Sales Tax Revenue	5.000%	6/15/2040	155	169
	Illinois Sales Tax Revenue	5.000%	6/15/2041	3,000	3,282
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	535	609
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	380	382
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	980	1,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	110	117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	125	129
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	815	850
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	3,945	3,582
[5]	Joliet IL Waterworks & Sewerage Water Revenue	5.250%	1/1/2050	2,000	2,078
[8]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 5.000% coupon rate effective 4/15/2026	3.375%	12/1/2035	340	340
	Lake County IL Water & Sewer System Water Revenue	2.000%	12/1/2032	990	890
	Lincoln Land Community College District No. 526 GO	4.000%	12/15/2044	750	712
[2]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2040	250	259
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2043	785	762
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2044	860	819
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	30	26
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	25	21
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	200	154
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	85	56
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	175	158
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	500	504
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	493
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	780	797
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	100	107
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	110	122
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	235	269
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	100	106
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	70	72
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	420	468
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	410	421
[5]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2036	60	58
[8]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO, 5.000% coupon rate effective 6/1/2026	3.500%	6/1/2036	820	820
					64,271
Indiana (1.6%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	220	237
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,000	1,055
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2031	800	888
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2032	440	494
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2033	450	510
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2034	475	542
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2035	500	573
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	100	104
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	180	184
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	135	152
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	100	100
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	100	97
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,730	1,971
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	100
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	130	130
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	70	76
	Indiana University College & University Revenue	5.000%	6/1/2044	4,000	4,048
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	555	580
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	110	115
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	255	237
	St. Joseph County IN College & University Revenue (Saint Mary's College Project)	5.000%	4/1/2033	2,690	2,871
[5]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	50	54
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	160	170
					15,288
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	250	198
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2051	315	312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	500	523
					1,033
Kansas (0.2%)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	65	73
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.750%	6/1/2046	65	44
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.600%	6/1/2047	40	31
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2041	50	45
	Wamego KS Industrial Revenue	3.500%	4/15/2032	1,500	1,513
[5]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	400	418
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2030	150	150
					2,375
Kentucky (1.8%)
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/2048	70	65
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	135	151
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	200	201
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	155	167
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	255	269
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	85	89
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	65	66
	Kentucky Economic Development Finance Authority Telecom Revenue	5.000%	1/1/2045	200	200
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	995	995
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2032	520	562
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	3,000	3,144
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2036	1,000	1,084
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	1,830	1,844
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	55	56
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	3,090	3,288
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	55	58
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	100	108
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	840	905
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	235	262
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	100	106
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2037	185	176
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.250%	5/15/2042	1,000	751
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	170	134
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	90	79
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	110	112
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	140	142
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	500	536
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	1,055	1,129
	University of Kentucky College & University Revenue	5.250%	4/1/2050	500	528
					17,207
Louisiana (0.6%)
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	102
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.250%	7/1/2050	1,500	1,582
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2029	305	326
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2031	100	109
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	25	25
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2026	65	66
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	510	556
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	390	417
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	5/15/2047	795	591
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	500	510
	New Orleans LA GO	5.000%	12/1/2041	100	106
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	60	62
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	100	111
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	455	454
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	110	110
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	50	51
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2036	375	426
					5,604
Maine (0.1%)
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	15	16
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	85	88
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	335	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	255	287
					765
Maryland (1.5%)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	410	415
	Chestertown MD College & University Revenue (Washington College Project)	6.500%	3/1/2055	2,500	2,452
[7]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.150%	7/1/2040	100	77
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	150	147
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	3/1/2056	400	454
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	250	252
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	35	37
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	415	452
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	195	223
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	1,500	1,761
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	5/15/2047	170	142
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	1,500	1,552
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	680	567
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	1,205	1,266
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2056	165	170
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	380	426
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	3,000	3,419
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	235	241
[7]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	400	417
					14,470
Massachusetts (3.1%)
	Commonwealth of Massachusetts GO	2.000%	3/1/2034	1,025	932
	Commonwealth of Massachusetts GO	2.000%	9/1/2038	1,070	863
	Commonwealth of Massachusetts GO	5.000%	9/1/2038	1,000	1,051
	Commonwealth of Massachusetts GO	3.625%	5/1/2043	200	190
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	85	89
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	205	215
	Commonwealth of Massachusetts GO	5.000%	12/1/2055	1,450	1,504
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2034	260	306
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	50	53
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	220	228
[5]	Easton MA GO	4.125%	3/1/2053	840	787
	Everett MA GO	2.000%	1/15/2035	80	70
	Gardner MA GO	2.000%	12/15/2038	335	265
	Lynnfield MA GO	4.000%	2/1/2045	750	742
	Lynnfield MA GO	4.000%	2/1/2047	1,000	962
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	150	153
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	365	375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	200	201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	650	660
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/2032	205	195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	60	60
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	100	101
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	100	95
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	350	345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	525	529
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	100	109
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	100	96
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	100	88
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	150	134
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	65	62
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	85	69
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	275	264
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	250	193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	500	519
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	220	163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	95	97
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	138
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	100	114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/2036	110	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	170	171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	25	27
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	140	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	205	178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	170	168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	100	108
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	100	107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	650	681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	100	93
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	2,000	2,125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	1,875	2,049
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	4,000	3,997
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	290	293
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	25	24
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	150	150
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	585	589
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	1,440	1,451
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	180	144
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2050	250	236
	Millis MA GO	2.000%	4/15/2041	100	70
	Nauset MA Regional School District GO	4.000%	5/15/2049	265	251
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2048	95	89
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	325	297
	Quincy MA BAN GO	5.000%	7/24/2026	620	628
	Tisbury MA GO	3.000%	8/15/2047	275	213
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	345	336
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2030	175	175
[2]	Worcester MA GO	4.000%	2/15/2047	315	298
					29,846
Michigan (2.8%)
	Detroit MI GO	5.000%	4/1/2030	75	78
	Detroit MI GO	5.000%	4/1/2035	175	190
	Detroit MI GO	5.500%	4/1/2037	300	324
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	8,420	8,449
[9]	Jenison Public Schools GO	5.000%	5/1/2043	500	524
	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,000	974
[9]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	45	47
[1]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	100	110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,335	1,378
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	170	170
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2033	835	828
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,550	1,611
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	55	61
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	825	862
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	2,094
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2049	3,180	2,297
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/2057	105	109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	275	276
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	325	328
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/2054	290	286
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	245	271
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	3,000	3,349
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	100	100
	Michigan State University College & University Revenue	3.000%	8/15/2042	140	121
	Northern Michigan University College & University Revenue	5.500%	6/1/2050	1,645	1,756
	Southfield MI GO	3.000%	5/1/2036	100	98
	Wayne State University College & University Revenue	5.250%	11/15/2055	200	210
					27,001
Minnesota (0.4%)
	Anoka MN GO	4.000%	2/1/2042	50	51
	Minneapolis MN GO	3.500%	12/1/2041	625	606
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	416
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	825	697
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	175	192
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	7/1/2030	145	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	45	45
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	215	241
[6]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.439%	12/1/2052	200	200
	Robbinsdale Independent School District No. 281 GO	2.000%	2/1/2036	835	702
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/2053	450	443
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	200	207
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	100	113
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	160	148
					4,197
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	125	125
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	295	295
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	80	76
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2029	575	611
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	500	567
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	259
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2055	1,000	1,018
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	300	322
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	60	61
	Warren County MS Industrial Revenue	4.000%	9/1/2032	100	104
					3,438
Missouri (0.3%)
	Kansas City MO GO	5.000%	2/1/2044	600	639
	Kansas City MO School District COP	5.000%	4/1/2041	100	110
	Kansas City MO School District COP	5.000%	4/1/2042	100	108
	Kansas City MO Special Obligation Revenue (Missouri Project)	5.500%	4/1/2050	500	535
	Kansas City MO Special Obligation Revenue (Missouri Project)	4.500%	4/1/2055	500	479
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	225	227
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	100	101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	190	201
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	11/15/2047	115	95
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	150	135
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2054	15	15
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	40	42
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	195	196
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	150	157
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2044	50	52
					3,092
Montana (0.3%)
[2]	Big Sky Resort Area District Hotel Occupancy Tax Revenue (1% Resort Tax - Cold Smoke Project)	5.000%	7/1/2053	1,500	1,532
[5]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2056	270	279
[1]	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	460	513
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	100	105
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	100	108
					2,537
Multiple States (0.4%)
[10]	Freddie Mac Pool	3.790%	7/1/2040	3,888	3,692
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	250	267
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	675	716
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	500	537
	Gretna Public Schools GO	5.000%	6/15/2042	825	855
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	300	337
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	235	237
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	80	74
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	975	1,034
[1]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2043	295	324
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/2046	265	212
					4,593
Nevada (0.5%)
	Carson City NV GO	3.000%	11/1/2041	590	521
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	75	77
	Clark County NV GO	5.000%	12/1/2030	210	226
	Clark County School District GO	4.000%	6/15/2031	500	500
	Clark County School District GO	5.000%	6/15/2039	160	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Clark County School District GO	4.000%	6/15/2043	100	98
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	1,050	1,079
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	750	675
	Nevada GO	2.000%	5/1/2041	150	110
	Nevada Housing Division Local or Guaranteed Housing Revenue	3.500%	4/1/2051	595	596
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	380	399
	Nevada System of Higher Education COP	3.375%	7/1/2044	105	90
[5]	North Las Vegas NV GO	3.000%	6/1/2037	120	113
					4,664
New Hampshire (1.0%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	499	500
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	225	255
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,000	976
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	1,000	1,032
[3]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	270	271
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	952	978
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	100	102
[6]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	199	189
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.946%	2/20/2041	1,118	1,134
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.218%	11/20/2042	393	375
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	104
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	100	105
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	999	1,010
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	1,000	940
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	185	191
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	105	114
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	65	66
[1]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	1,425	1,644
					9,986
New Jersey (1.1%)
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2032	370	393
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	546
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	150	153
	Middlesex County NJ COP	5.000%	10/15/2031	50	54
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	405	405
[5]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	140	140
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	755	773
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2039	2,500	2,553
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	500	516
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	50	48
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	90	89
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	150	147
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	350	315
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	160	166
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2038	1,250	1,016
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	285	204
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	150	115
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	125	90
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	51
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	145	146
[6]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.480%	5/1/2048	100	100
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	100	93
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	390	424
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2029	200	215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	360	398
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	230	267
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	50	32
	Passaic County NJ GO	2.000%	11/1/2031	130	122
	Woodbridge NJ GO	3.000%	3/1/2036	800	781
					10,352
New Mexico (0.7%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	100	102
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2040	85	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	90	92
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	1.500%	1/1/2030	95	90
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	3,965	4,415
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,240	1,322
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	125	136
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	155	169
					6,397
New York (14.7%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	1,720	1,812
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	770	551
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	70	74
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	100	73
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2056	100	105
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	100	102
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	185	169
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	895	864
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	270	284
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	1,425	1,372
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	80	90
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	345	381
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	20	21
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	1,650	1,211
[10]	Freddie Mac Pool	4.300%	1/1/2041	2,924	2,951
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	330	337
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	225	233
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	780	795
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,090	3,135
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	3,510	3,544
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	150	151
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	240	265
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	55	57
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	275	284
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	830	835
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	90	98
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	300	323
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	570	642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	470	487
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	150	145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,000	1,077
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	165	149
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,665	1,512
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	255	255
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	100	87
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	175	158
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	1,000	866
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	200	222
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2037	110	107
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2040	70	55
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	100	77
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	100	72
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2049	170	128
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,000	651
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	1,000	760
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	100	103
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	75	76
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	255	256
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	165	167
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	55	56
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	1,480	1,484
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	185	146
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	490	467
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	20	15
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	105	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	750	848
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	105	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	960	1,023
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	600	494
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	135	143
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	550	418
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	60	63
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	170	144
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,500	1,118
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	525	477
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	300	269
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	260	247
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	2,000	2,065
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	500	527
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	2,000	2,111
[1]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	5,000	5,280
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	3,345	3,440
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	565	578
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	1,850	1,904
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	105	90
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	685	743
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	400	400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	200	211
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	1,000	1,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	115	118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	280	267
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,000	1,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	205	228
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2036	250	243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	315	315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	270	303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	280	316
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	565	630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	60	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	55	56
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	385	434
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	470	529
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	375	419
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,120	2,300
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	100	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	275	305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	2,000	1,787
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	570	629
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	320	355
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	145	159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	85	90
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	65	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	160	174
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	255	282
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	80	86
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	295	321
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	155	165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	1,000	966
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	105	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	75	80
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	1,030	1,047
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	1,850	1,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	380	406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	335	311
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	100	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	300	317
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	865	636
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	4,000	4,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	70	73
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	145	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	11/1/2053	100	92
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	275	293
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	50	44
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	80	64
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	100	59
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	890	948
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	85	103
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	675	636
[5]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	270	207
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	90	68
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	110	79
	New York NY GO	5.000%	8/1/2029	430	436
	New York NY GO	5.000%	8/1/2032	385	432
	New York NY GO	5.000%	4/1/2033	1,000	1,051
	New York NY GO	5.000%	12/1/2033	400	408
	New York NY GO	5.000%	8/1/2037	200	223
	New York NY GO	5.000%	4/1/2038	400	449
	New York NY GO	5.000%	3/1/2039	780	809
	New York NY GO	5.000%	3/1/2039	520	579
	New York NY GO	5.000%	8/1/2039	340	359
	New York NY GO	5.000%	8/1/2041	265	296
	New York NY GO	5.000%	2/1/2042	1,095	1,201
	New York NY GO	5.000%	3/1/2042	140	148
	New York NY GO	5.000%	8/1/2042	120	132
	New York NY GO	5.000%	4/1/2043	120	123
	New York NY GO	5.000%	4/1/2043	4,205	4,506
	New York NY GO	5.000%	8/1/2043	70	73
	New York NY GO	5.000%	8/1/2043	175	182
	New York NY GO	5.000%	8/1/2043	130	141
	New York NY GO	5.000%	10/1/2043	215	223
	New York NY GO	5.000%	3/1/2044	135	141
	New York NY GO	5.000%	8/1/2044	545	585
	New York NY GO	5.000%	12/1/2044	910	934
	New York NY GO	5.250%	2/1/2045	1,310	1,416
	New York NY GO	5.000%	4/1/2045	410	417
	New York NY GO	5.000%	8/1/2045	205	217
	New York NY GO	3.000%	8/1/2050	500	368
	New York NY GO	5.250%	4/1/2054	145	151
	New York NY GO	5.250%	10/1/2055	2,305	2,413
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	3,500	2,568
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	510	467
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	560	620
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	525	588
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	100	113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	100	118
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	75	79
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	305	299
[11]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	550	651
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	500	507
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	50	46
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	115	120
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	70	73
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2033	495	450
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	150	159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	150	112
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	100	106
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.125%	11/15/2055	300	301
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	1,500	1,511
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	155	171
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	5,000	5,102
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	50	51
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,000	735
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	155	161
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	115	122
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	1,075	1,109
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	195	209
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	150	154
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,500	2,598
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	365	384
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	470	499
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	5,000	5,156
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	104
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	215	224
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	50	43
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2040	105	84
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	165	110
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	135	135
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	120	120
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	25	25
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	495	495
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	1,005	1,014
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	300	307
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	430	440
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	102
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	175	162
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	100	78
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	2,000	2,003
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	115	121
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	1,000	922
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	145	150
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	100	99
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	220	234
	Onondaga County Water Authority Water Revenue	3.000%	9/15/2039	190	178
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	200	224
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	140	125
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	350	368
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	400	411
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	520	535
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	35	36
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	345	396
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	165	177
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	115	107
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	325	345
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	225	205
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	40	40
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	900	953
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	90	94
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	3,000	3,124
	Westchester County Local Development Corp. College & University Revenue	4.000%	6/1/2042	130	117
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	320	276
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2046	1,720	1,569
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	250	279
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	615	554
					141,206
North Carolina (0.5%)
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	215	165
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	150	160
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	50	48
	North Carolina Appropriations Revenue	2.000%	3/1/2036	380	328
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	120	120
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	130	144
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	1/1/2030	50	47
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	15	15
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,985	2,075
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	155
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.375%	10/1/2045	810	823
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	91
					4,358
North Dakota (0.2%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2046	350	299
	Horace ND GO	5.000%	5/1/2032	595	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	100	109
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	111
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	135	150
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/2037	130	129
[2]	University of North Dakota COP	3.000%	6/1/2061	900	602
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	30	27
					2,061
Ohio (3.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	30	31
	Akron OH GO	5.000%	12/1/2039	700	768
	Akron OH GO	5.000%	12/1/2040	500	544
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2044	100	93
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2032	110	123
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2033	110	125
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2034	1,045	1,193
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2035	1,095	1,258
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2036	385	445
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2037	100	115
	Ashland City School District GO	2.250%	11/1/2045	1,000	640
	Avon Lake City School District GO	5.250%	12/1/2062	3,000	3,137
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	103
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	895	736
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	310	305
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	870	813
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	635	645
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	290	291
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	555	570
[10]	Freddie Mac Pool	4.250%	9/1/2041	915	904
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2050	500	511
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	1,020	842
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	3,175	2,596
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	100	102
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	1,325	1,382
[5]	Lockland Local School District GO	2.375%	12/1/2041	100	78
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	250	217
	Miami University OH College & University Revenue	5.000%	9/1/2041	2,435	2,454
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	160	125
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	455	422
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	150	106
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	100	100
	New Albany Plain Local School District GO	4.250%	12/1/2061	200	193
	Norwalk City School District GO	5.000%	11/1/2061	250	256
[1]	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	100	100
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	100	100
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	100	105
	Ohio Health, Hospital, Nursing Home Revenue	3.375%	1/1/2038	255	251
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2046	185	165
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	360	380
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	4/1/2041	35	30
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2032	345	370
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	205	194
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2031	210	224
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	200	205
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	200	213
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	70	76
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	195	213
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	200	197
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	100	111
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	65	65
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	100	116
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	100	101
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	55	57
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	2,110	2,335
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	526
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	140	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sharonville OH Special Obligation Revenue	2.550%	12/1/2044	100	74
[5]	Southwest Licking Local School District (School Facilities Project) COP	3.000%	12/1/2035	65	64
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	400	407
[5]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	1,225	1,221
	Toledo OH Water System Water Revenue	5.000%	11/15/2040	55	59
[5]	Trenton OH Special Obligation Revenue	5.250%	12/1/2050	1,000	1,048
[5]	Trenton OH Special Obligation Revenue	5.250%	12/1/2054	1,000	1,042
[5]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2038	1,440	1,309
	University of Akron College & University Revenue	5.000%	1/1/2027	200	200
	University of Akron College & University Revenue	3.125%	1/1/2042	105	87
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,470	1,483
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	2,055	2,060
					37,701
Oklahoma (0.9%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	275	309
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	130	111
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	90	62
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	105	87
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	285	197
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	75	63
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	500	535
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	250	265
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2035	200	213
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.250%	9/1/2056	300	341
	Oklahoma State University College & University Revenue	3.000%	9/1/2050	690	492
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	100	113
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	1,575	1,702
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	4,250	4,383
	Oklahoma Water Resources Board Lease Revenue	2.250%	10/1/2046	95	60
					8,933
Oregon (0.7%)
	Columbia County School District No. 502 GO	5.000%	6/15/2045	190	198
	Lake Oswego OR GO	5.000%	6/1/2040	1,685	1,817
	Lake Oswego OR GO	5.000%	6/1/2042	2,005	2,138
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	95	101
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	75	81
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	1.450%	1/1/2030	30	28
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	100	100
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	535	544
	Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2045	930	950
	Portland OR Water System Water Revenue	2.000%	5/1/2044	100	67
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Project)	5.000%	5/15/2044	445	455
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Project)	3.000%	5/15/2049	245	176
					6,655
Pennsylvania (4.6%)
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	215	224
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	500	534
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	470	466
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	1,200	1,214
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	250	217
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	110	76
	Bucks County IDA Private Schools Revenue (George School Project)	3.000%	9/15/2049	500	372
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	135	139
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	580	447
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	2,000	2,011
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	50	51
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2033	1,060	1,157
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2036	1,000	1,094
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2051	1,000	1,011
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	115	115
[3]	Delaware County PA IDA Charter School Aid Revenue	5.125%	6/1/2046	150	145
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	1,000	1,064
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	410	434
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	440	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	115	118
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	125	122
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	50	47
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2041	110	98
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	750	662
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	75	56
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	100	96
[5]	Gateway School District Alleghany County GO	3.000%	10/15/2040	700	614
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.500%	5/1/2041	520	425
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	150	151
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.250%	11/1/2041	375	314
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	60	55
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	275	235
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	50	41
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2027	185	179
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,735	2,778
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	50	42
[5]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	1,000	726
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	195	208
[2]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	860	807
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	115	94
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	209
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	370	318
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	540	546
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/2035	245	237
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/2035	80	73
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	345	361
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	100	101
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	500	507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	160	180
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	695	771
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	810	616
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.500%	4/15/2050	250	197
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	70	68
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	500	501
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/2037	535	472
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/2039	100	94
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2041	775	781
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	70	59
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	140	110
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	150	139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/2037	200	185
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/2040	120	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	100	104
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	175	186
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	100	109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,260	1,447
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	345	399
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,650	3,736
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,500	2,591
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	465	484
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,715	1,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	1,040	1,069
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	200	212
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	90
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	645	657
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.000%	6/1/2045	180	189
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2047	50	50
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	725	730
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.250%	6/1/2055	225	234
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	120	136
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	75	76
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	250	226
[3]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	5.000%	9/1/2030	100	101
[4]	School District of Philadelphia GO	5.000%	6/1/2034	925	1,061
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	70	70
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	330	371
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	250	283
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	390	445
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	1,000	1,108
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	100	105
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	55	59
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	55	57
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	50	49
					44,161
Puerto Rico (0.9%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	500	511
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	100	110
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	148	149
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,691	2,703
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,500	1,408
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2034	825	837
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	200	217
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	170	167
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	125	121
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	55	50
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	259	232
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	190	157
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	54	41
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,000	994
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	176	175
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2051	1,696	430
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	271	250
					8,552
Rhode Island (0.7%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2033	230	251
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2035	300	325
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	165	166
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	6/1/2038	400	443
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	370	372
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	795	798
[1]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	110
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,150	1,154
[2]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2060	1,000	994
[2]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2065	1,250	1,231
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.200%	10/1/2049	140	110
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	205	203
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	310	351
					6,508
South Carolina (1.4%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	102
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2038	1,095	1,178
	Lexington County SC School District No. 1 GO	3.500%	2/1/2029	400	400
[7]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2035	1,500	1,658
[7]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2045	1,400	1,472
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	275	297
	Patriots Energy Group Natural Gas Revenue	2.250%	6/1/2041	55	40
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	100	101
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	100	101
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	150	150
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	420	440
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	645	740
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	135	140
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	100	111
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	155	158
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	295	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	4.000%	12/1/2035	1,455	1,462
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	540	523
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	585	566
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	185	168
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	67
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	235	237
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	100	102
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2045	15	14
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	100	102
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2055	1,500	1,504
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	101
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	245	247
	Spartanburg County SC School District No. 3 GO	2.000%	3/1/2044	50	34
	Sumter SC Waterworks & Sewer System Water Revenue	5.000%	12/1/2039	440	441
					13,061
South Dakota (0.7%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	200	216
[1]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	100	107
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,500	1,399
[1]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	145	154
[1]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	115	121
[1]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	110	114
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	135	145
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	240	267
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	70	70
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	300	344
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2056	3,000	3,450
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	155	177
					6,564
Tennessee (1.3%)
	Douglas County Housing Authority Local or Guaranteed Housing Revenue	5.100%	7/1/2044	1,000	1,066
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	405	396
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	140
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	713
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,000	950
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	170	172
[3]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	485	486
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	5.000%	12/1/2032	115	128
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	85	91
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2037	430	436
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	4.000%	10/1/2049	105	85
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	50	45
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	303
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	520	523
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	125	125
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	240	241
	Pigeon Forge TN GO	4.000%	6/1/2050	955	883
	Pigeon Forge TN GO	4.000%	6/1/2053	925	842
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	155	170
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	108
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	485	494
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	205	217
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	100	107
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	1,350	1,366
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	1,420	1,529
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	850	881
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	150	161
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	35	35
					12,753
Texas (11.3%)
	Alamo Community College District GO	5.000%	8/15/2041	550	610
	Alamo Community College District GO	5.000%	8/15/2042	1,000	1,097
	Alamo Community College District GO	5.000%	8/15/2043	390	424
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2051	500	456
[12]	Aldine Independent School District GO	5.000%	2/15/2038	210	238
[12]	Allen Independent School District GO	4.625%	2/15/2048	100	102
	Amarillo TX Waterworks & Sewer System Water Revenue	3.250%	4/1/2037	155	155
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	115	119
[3]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.750%	6/15/2055	1,500	1,514
	Arlington TX Water & Wastewater System Water Revenue	4.000%	6/1/2026	100	100
[2]	Aubrey TX GO	4.000%	2/15/2049	350	313
[3]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	100	99
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2042	205	228
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	280	308
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	500	514
[5]	Bastrop TX GO	4.000%	8/1/2049	300	276
[5]	Bell County Municipal Utility District No. 1 GO	6.000%	9/1/2031	80	92
	Bexar County Hospital District GO	5.000%	2/15/2033	830	850
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	80	87
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	400	331
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	70	70
[2]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2050	1,500	1,582
[2]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2055	1,500	1,568
	Buda TX GO	5.000%	8/15/2033	100	112
[3]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	100	98
[3]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	100	98
[3]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	1,000	796
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	75	81
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	130	134
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	750	665
	Chambers County TX GO	4.000%	3/1/2054	1,160	1,034
[12]	Cleburne Independent School District GO	5.000%	2/15/2033	405	406
[12]	Cleburne Independent School District GO	3.000%	2/15/2035	100	100
	Colony TX GO	4.000%	8/15/2044	235	232
	Colony TX GO	4.000%	8/15/2045	330	321
	Comal County TX GO	4.000%	9/1/2047	270	259
[12]	Comal Independent School District GO	5.000%	2/1/2037	1,500	1,500
[12]	Conroe Independent School District GO	4.000%	2/15/2050	250	232
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	225	254
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	100	110
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	975	734
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	2,000	1,807
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	1,000	1,046
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	650	675
	Dallas TX GO	5.000%	2/15/2028	445	469
	Dallas TX GO	5.000%	2/15/2029	100	108
	Dallas TX GO	5.000%	2/15/2030	225	248
	Dallas TX GO	5.000%	2/15/2030	335	370
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	50	50
[3]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	110	110
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2038	1,965	2,124
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	200	183
[3]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	100	103
[12]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	110	111
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2042	85	90
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2050	1,100	1,004
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	50	51
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/2042	60	60
	Fort Bend County TX GO	3.000%	3/1/2043	50	42
[12]	Fort Bend Independent School District GO	5.000%	8/15/2030	135	150
	Fort Worth TX Water & Sewer System Water Revenue	3.125%	2/15/2043	250	214
[12]	Franklin TX Independent School District GO	4.000%	2/15/2028	150	150
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	860	858
[12]	Garland Independent School District GO	5.000%	2/15/2038	505	564
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2046	500	461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2055	175	159
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	180	193
	Grayson County TX Junior College District GO	4.000%	2/15/2049	470	430
[5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2055	2,000	2,053
[5]	Greater Texoma Utility Authority Water Revenue	5.000%	10/1/2035	85	95
	Greater Texoma Utility Authority Water Revenue (Princeton City Project)	3.000%	9/1/2046	50	38
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	500	455
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2039	100	110
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	583
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.130%	7/1/2049	115	115
	Harris County Flood Control District GO	4.000%	9/15/2048	500	462
[2]	Harris County Improvement District No. 14 GO	4.000%	5/1/2034	70	73
[5]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/2039	75	58
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	170	186
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	65	68
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2050	980	733
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	30	27
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2035	300	341
	Hays County TX GO	2.750%	2/15/2036	50	47
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	250	271
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	125	133
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	100	97
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	835	796
[2]	Hidalgo County Regional Mobility Authority Miscellaneous Revenue	3.000%	12/1/2045	1,155	912
	Hidalgo County TX GO	5.000%	8/15/2031	70	75
	Hidalgo County TX GO	5.000%	8/15/2050	115	120
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	215	219
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	415	488
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	900	922
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	115	103
	Houston TX GO	5.000%	3/1/2038	140	157
	Houston TX GO	5.000%	3/1/2038	270	306
	Houston TX GO	5.000%	3/1/2038	50	51
	Houston TX GO	5.250%	3/1/2039	365	411
[2]	Huntsville TX GO	5.000%	2/15/2052	1,505	1,558
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	1,000	905
[2]	Kyle TX GO	5.000%	8/15/2050	1,000	1,033
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	100	87
	Laredo TX GO	5.000%	2/15/2040	100	111
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	800	719
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	115	116
[3]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	200	162
[12]	Lewisville Independent School District GO	5.000%	8/15/2038	55	62
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	1,500	1,548
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	1,680	1,877
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/2038	50	46
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	975	1,060
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	650	573
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	250	257
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	195	198
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	180	183
[1]	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	100	100
[12]	Lumberton Independent School District GO	3.000%	2/15/2045	200	162
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	500	505
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	865	908
[1,12]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	220	220
[12]	Midway Independent School District/McLennan County GO	3.000%	8/15/2037	275	258
[12]	Mount Vernon Independent School District GO	5.000%	8/15/2042	150	161
[12]	Navarro Independent School District GO PUT	4.000%	2/15/2028	160	165
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	350	313
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	615	623
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	525	570
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	1,000	1,025
[3]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	240	236
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	100	103
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	103
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	225	225
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	65	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	North East TX Independent School District GO	4.000%	8/1/2052	100	91
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2029	40	41
[2]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/2041	55	60
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	835	871
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	820	842
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	6,000	6,070
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	500	496
[12]	Northwest Independent School District GO	5.000%	2/15/2034	205	235
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	380	421
	Plano Independent School District GO	5.000%	2/15/2035	260	295
	Plano Independent School District GO	5.000%	2/15/2036	230	259
	Plano Independent School District GO	5.000%	2/15/2042	1,000	1,078
	Plano TX GO	2.000%	9/1/2038	900	729
[12]	Prosper Independent School District GO	3.000%	2/15/2041	100	90
[12]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	845	937
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	135	139
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	40	40
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	120	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	280	316
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	1,555	1,576
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2045	145	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	180	185
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	105	105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	250	246
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	110	110
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	940	942
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	400	403
	Seguin TX GO	5.500%	9/1/2059	250	267
[5]	Sheldon Independent School District GO	4.000%	2/15/2053	140	129
	Sherman TX GO	5.000%	8/15/2044	620	663
	Smith County TX GO	5.000%	8/15/2043	80	86
[12]	Spring Branch Independent School District GO	5.000%	2/1/2029	255	275
	Tarrant County College District GO	5.000%	8/15/2038	265	293
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	300	319
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	200	234
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	400	464
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	200	230
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	500	563
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	610	654
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.250%	2/15/2047	335	274
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	1,020	911
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	2,725	2,365
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	400	362
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	450	488
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	170	191
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	585	661
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	200	203
	Temple College GO	3.000%	7/1/2046	255	196
	Texas A&M University College & University Revenue	5.000%	5/15/2039	240	271
	Texas A&M University College & University Revenue	5.000%	5/15/2042	600	657
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	150	158
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	150	162
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	1,800	1,960
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	6,500	6,940
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	125	141
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	1,750	1,897
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	565	435
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	100	103
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	130	129
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2043	140	60
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	171
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	110	115
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	540	559
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	410	410
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	285	298
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	400	362
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	300	304
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	2,050	2,114
	Travis County Healthcare District GO	2.000%	3/1/2037	50	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Houston College & University Revenue	3.000%	2/15/2047	1,885	1,416
	University of North Texas System College & University Revenue	5.000%	4/15/2032	1,200	1,233
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2046	805	719
	Waco TX GO	4.000%	2/1/2048	75	69
[12]	Weslaco Independent School District GO	4.125%	2/15/2049	260	248
[5]	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2042	1,680	1,424
[12]	West Rusk County Consolidated Independent School District GO	2.000%	2/15/2039	725	585
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	2,500	2,314
					108,921
Utah (0.9%)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2045	260	254
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	255	236
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	1,000	1,068
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	600	653
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	1,320	1,402
[3,8,13]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	600	512
	Morgan County School District (Utah School Bond Guaranty Program) GO	3.000%	8/1/2030	1,245	1,246
	University of Utah College & University Revenue	5.000%	8/1/2046	170	177
	University of Utah College & University Revenue	4.000%	8/1/2051	510	456
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	1,155	1,113
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	100	106
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	112
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	150	173
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	230	268
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	250	250
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	100	101
	Utah State University College & University Revenue	2.600%	12/1/2038	100	86
[3]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	500	526
[3]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	100	102
					8,841
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	400	401
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	196	219
	Vermont Housing Finance Agency Revenue Local or Guaranteed Housing Revenue	4.950%	1/1/2043	250	271
					991
Virginia (0.8%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	267
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	140	140
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	100	100
[6,10]	Freddie Mac Multifamily ML Certificates	4.615%	8/25/2041	124	128
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	617	627
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	705	710
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	175	176
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	1/1/2051	2,000	1,409
	Norfolk VA GO	5.000%	9/1/2039	1,270	1,391
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	635	625
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	310	314
	Virginia College Building Authority College & University Revenue	4.000%	9/1/2051	320	294
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2054	275	245
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/2036	50	43
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	170	149
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/2046	110	77
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.750%	9/1/2060	500	483
	Virginia Resources Authority Lease Revenue	2.000%	11/1/2037	80	64
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	205	212
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	255	262
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	215	243
					7,959
Washington (1.3%)
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2038	325	299
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	50	50
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	385	409
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	500	533
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	290	328
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	500	541
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/2032	90	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 401 Highline GO	5.000%	12/1/2032	50	53
[2]	Pasco Public Facilities District Sales Tax Revenue	5.000%	11/1/2034	155	179
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2028	900	902
[6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.530%	5/1/2045	250	249
[1]	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	1,010	995
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2046	340	353
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/2037	305	341
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	2,000	2,001
	Washington COP	5.000%	7/1/2043	100	105
	Washington GO	5.000%	2/1/2040	225	246
	Washington GO	5.000%	8/1/2040	200	214
	Washington GO	5.000%	6/1/2043	260	276
	Washington GO	5.000%	2/1/2044	180	187
	Washington GO	5.000%	6/1/2044	100	104
	Washington GO	5.000%	8/1/2044	100	105
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	70	73
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	620	682
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	650	676
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,131
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	70	72
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	225	236
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	200	194
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	110	106
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	130	140
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2030	125	129
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2043	50	47
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	175	143
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.750%	7/1/2060	200	201
					12,394
West Virginia (0.1%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	142
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/2039	310	283
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	410	321
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2041	135	144
					993
Wisconsin (1.6%)
	Milwaukee WI GO	4.000%	4/1/2031	200	202
	Milwaukee WI GO	5.000%	12/1/2033	500	571
	Mukwonago Area School District GO	4.250%	4/1/2045	500	492
[3]	Public Finance Authority Charter School Aid Revenue	5.750%	6/1/2045	365	363
[3]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	100	86
[3]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.000%	6/15/2035	200	209
[3]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.500%	6/15/2045	350	350
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	1,895	1,736
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	165
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	70	63
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	100	101
[3]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	82	82
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	930	932
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	115	120
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2034	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2055	600	606
[5]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2055	1,000	1,025
[5]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2060	1,000	1,018
[5]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	1,000	1,014
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	265	279
[3]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	100	101
[2]	Racine Unified School District GO	4.000%	4/1/2045	100	96
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	1,005	1,035
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.250%	4/1/2052	565	521
	West Allis West Milwaukee School District GO	3.000%	4/1/2039	200	187
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	300	319
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	180	181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	305	295
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2044	315	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	100	104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	100	88
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2049	145	108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	150	151
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	100	104
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.750%	3/1/2050	870	873
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	90	98
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	155	174
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/2062	145	142
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	465	470
	Wood County WI GO	2.375%	10/1/2041	60	46
					14,978
Wyoming (0.1%)
[2]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	800	722
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	505	568
					1,290
Total Tax-Exempt Municipal Bonds (Cost $939,047)					952,649
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	1,324	867
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	71	47
Total Taxable Municipal Bonds (Cost $848)					914
				Shares
Temporary Cash Investments (4.1%)
Investment Company (4.1%)
[14]	Vanguard Municipal Low Duration Fund (Cost $39,250)	2.218%		3,924,966	39,250
Total Investments (103.3%) (Cost $979,145)					992,813
Other Assets and Liabilities—Net (-3.3%)					(32,095)
Net Assets (100%)					960,718
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $25,756, representing 2.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Securities with a value of $199 have been segregated as initial margin for open futures contracts.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Long U.S. Treasury Bond	March 2026	(25)	(2,878)	(3)
Ultra Long U.S. Treasury Bond	March 2026	(17)	(1,996)	—
				(3)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
3/10/2026	MSCS	2,000	Buy	10-Year MMD AAA General Obligation Scale	2.900%	(33)	—	(33)
4/28/2026	JPMC	4,750	Buy	5-Year MMD AAA General Obligation Scale	2.400%	(5)	—	(5)
4/28/2026	MSCS	3,600	Buy	5-Year MMD AAA General Obligation Scale	2.390%	(2)	—	(2)
8/20/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	2.790%	3	3	—
8/20/2026	MSCS	140	Buy	5-Year MMD AAA General Obligation Scale	2.840%	2	2	—
						(35)	5	(40)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	952,649	—	952,649
Taxable Municipal Bonds	—	914	—	914
Temporary Cash Investments	39,250	—	—	39,250
Total	39,250	953,563	—	992,813
Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
Swap Contracts	—	5	—	5
Total	—	5	—	5
Liabilities
Futures Contracts[1]	(3)	—	—	(3)
Swap Contracts	—	(40)	—	(40)
Total	(3)	(40)	—	(43)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.